UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          2/13/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:       $629,256
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    20901  1692400   SH         SOLE         1692400    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    53504  2407900   SH         SOLE         2407900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     8896  1563400   SH         SOLE         1563400    0        0
-----------------------------------------------------------------------------------------------------------
BOSTON SCIENCTIFIC    COMMON    101137107    46880  1275300   SH         SOLE         1275300    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    14843  2025000   SH         SOLE         2025000    0        0
-----------------------------------------------------------------------------------------------------------
CURIS INC             COMMON    231269101     4441   986850   SH         SOLE          986850    0        0
-----------------------------------------------------------------------------------------------------------
CYTOGEN INC           COMMON    232824300    18691  1717903   SH         SOLE         1717903    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    10945  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
DYAX CORP             COMMON    26746E103      281    34500   SH         SOLE           34500    0        0
-----------------------------------------------------------------------------------------------------------
ELI LILLY & CO 	    COMMON    532457108    45243   643300   SH         SOLE          643300    0        0
-----------------------------------------------------------------------------------------------------------
FOREST LABORATORIES   COMMON    345838106    25740   416500   SH         SOLE          416500    0        0
INC
-----------------------------------------------------------------------------------------------------------
GENENTECH INC         COMMON    368710406    10779   115200   SH         SOLE          115200    0        0
-----------------------------------------------------------------------------------------------------------
GENESIS HEALTHCARE    COMMON    37184D101     7872   345556   SH         SOLE          345556    0        0
	CORP
-----------------------------------------------------------------------------------------------------------
GENZYME CORP          COMMON    372917104    36441   739325   SH         SOLE          739325    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    39141   671603   SH         SOLE          671603    0        0
-----------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION   COMMON    401698105     5526    91800   SH         SOLE           91800    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    61370  2289500   SH         SOLE         2289500    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109     3609   511942   SH         SOLE          511942    0        0
-----------------------------------------------------------------------------------------------------------
INSPIRE               COMMON    457733103    25470  1800000   SH         SOLE         1800000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
INVERNESS MED 	    COMMON    46126P106     8935   410234   SH         SOLE          410234    0        0
 INNOVATIONS INC
-----------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTCIALS  COMMON    45031X204    12809  1380320   SH         SOLE         1380320    0        0
-----------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE    COMMON    494580103    11145   214400   SH         SOLE          214400    0        0
	INC
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M103    18375  5249906   SH         SOLE         5249906    0        0
-----------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS   COMMON    671040103    13158   408000   SH         SOLE          408000    0        0
	INC
-----------------------------------------------------------------------------------------------------------
PHOTOMEDEX INC        COMMON    719358103     4401  1774706   SH         SOLE         1774706    0        0
-----------------------------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS COMMON    74439H108     4723   226000   SH         SOLE          226000    0        0
	INC
-----------------------------------------------------------------------------------------------------------
ST JUDE MED INC       COMMON    790849103    33491   545900   SH         SOLE          545900    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    14499   976345   SH         SOLE          976345    0        0
-----------------------------------------------------------------------------------------------------------
THERASENSE INC        COMMON    883381105     3810   188800   SH         SOLE          188800    0        0
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    46725   676200   SH         SOLE          676200    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109    16611  1071700   SH         SOLE         1071700    0        0
 INC
-----------------------------------------------------------------------------------------------------------

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